Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash	$ 77,150	478,682	283,033
Restricted cash, current portion	63,232	392,328	422,140
Accounts receivable (net of allowance of RMB3,091 and RMB2,281 (US$368) as of December 31, 2013 and 2014, respectively)	42,712	265,010	313,909
Inventories	481	2,986	19,717
Prepayments and other current assets (net of reserve of RMB9,292 and RMB1,522 (US$245) as of December 31, 2013 and 2014, respectively)	28,570	177,267	111,480
Amounts due from related parties			10,265
Net investment in direct financing leases, current portion	23,185	143,853	128,814
Deferred tax assets, current portion	573	3,556	10,652
Total current assets	235,903	1,463,682	1,300,010
Non-current assets:
Property, plant and equipment, net	120,827	749,683	1,492,573
Goodwill			292,885
Intangible assets, net	9,871	61,243	116,843
Deposits for non-current assets (net of reserve of RMB26,552 and RMB26,552 (US$4,279) as of December 31, 2013 and 2014, respectively)	16,305	101,166	76,669
Net investment in direct financing leases, non-current portion	21,103	130,934	199,467
Deferred tax assets, non-current portion	2,769	17,183	17,721
Equity method investments	35,648	221,180	217,413
Other non-current assets	8,525	52,892	86,847
Prepaid land lease payments	8,305	51,529	140,201
Restricted cash, non-current portion	17,703	109,840
Indemnification assets			59,518
Loan to a noncontrolling shareholder of a subsidiary			93,410
Total non-current assets	241,056	1,495,650	2,793,547
Total assets	476,959	2,959,332	4,093,557
Current liabilities:
Short-term bank borrowings	51,918	322,128	487,964
Long-term bank borrowings, current portion	39,686	246,233	273,310
Accounts payable	171	1,064	149,209
Accrual for purchases of property, plant and equipment	1,899	11,784	49,741
Accrued expenses and other liabilities	20,983	130,193	146,489
Income tax payable	9,050	56,151	48,201
Deferred revenue, current portion	167	1,038	15,668
Amount due to related parties, current portion			3,217
Deferred tax liabilities, current portion	198	1,228	860
Total current liabilities	124,072	769,819	1,174,659
Non-current liabilities:
Long-term bank borrowings, non-current portion	54,069	335,479	324,974
Deferred tax liabilities, non-current portion	8,095	50,227	32,891
Accrued unrecognized tax benefits and surcharges, non-current portion			67,719
Amounts due to related parties, non-current portion			26,828
Other long-term liabilities	604	3,749	32,769
Total non-current liabilities	62,768	389,455	485,181
Total liabilities	186,840	1,159,274	1,659,840
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2013 and 2014; outstanding shares-134,836,300 and 134,836,300 as of December 31, 2013 and 2014, respectively)	17	105	105
Treasury stock (7,517,232 and 7,517,232 as of December 31, 2013 and 2014, respectively)	(1)	(5)	(5)
Additional paid-in capital	334,288	2,074,125	2,520,338
Accumulated other comprehensive loss	(3,006)	(18,651)	(15,283)
Accumulated deficit	(41,583)	(258,025)	(383,162)
Total Concord Medical Services Holdings Limited shareholders' equity	289,715	1,797,549	2,121,993
Noncontrolling interests	404	2,509	311,724
Total equity	290,119	1,800,058	2,433,717
Total liabilities and equity	$ 476,959	2,959,332	4,093,557